Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2023
Entity Registrant Name	Amplify ETF Trust
Entity Central Index Key	0001633061
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 28, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 28, 2024
Amplify Lithium & Battery Technology ETF | Amplify Lithium & Battery Technology ETF
Prospectus:
Trading Symbol	BATT
Amplify Transformational Data Sharing ETF | Amplify Transformational Data Sharing ETF
Prospectus:
Trading Symbol	BLOK
Amplify Seymour Cannabis ETF | Amplify Seymour Cannabis ETF
Prospectus:
Trading Symbol	CNBS
Amplify Cash Flow Dividend Leaders ETF | Amplify Cash Flow Dividend Leaders ETF
Prospectus:
Trading Symbol	COWS
Amplify CWP Enhanced Dividend Income ETF | Amplify CWP Enhanced Dividend Income ETF
Prospectus:
Trading Symbol	DIVO
Amplify Emerging Markets FinTech ETF | Amplify Emerging Markets FinTech ETF
Prospectus:
Trading Symbol	EMFQ
Amplify Cash Flow High Income ETF | Amplify Cash Flow High Income ETF
Prospectus:
Trading Symbol	HCOW
Amplify Online Retail ETF | Amplify Online Retail ETF
Prospectus:
Trading Symbol	IBUY
Amplify International Enhanced Dividend Income ETF | Amplify International Enhanced Dividend Income ETF
Prospectus:
Trading Symbol	IDVO
Amplify BlackSwan ISWN ETF | Amplify BlackSwan ISWN ETF
Prospectus:
Trading Symbol	ISWN
Amplify Inflation Fighter ETF | Amplify Inflation Fighter ETF
Prospectus:
Trading Symbol	IWIN
Amplify Thematic All-Stars ETF | Amplify Thematic All-Stars ETF
Prospectus:
Trading Symbol	MVPS
Amplify Natural Resources Dividend Income ETF | Amplify Natural Resources Dividend Income ETF
Prospectus:
Trading Symbol	NDIV
Amplify BlackSwan Tech & Treasury ETF | Amplify BlackSwan Tech & Treasury ETF
Prospectus:
Trading Symbol	QSWN
Amplify BlackSwan Growth & Treasury Core ETF | Amplify BlackSwan Growth & Treasury Core ETF
Prospectus:
Trading Symbol	SWAN
Amplify High Income ETF | Amplify High Income ETF
Prospectus:
Trading Symbol	YYY